Long-Term Debt - Loans And Credit Facilities Terms and Compliance (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Debt Instruments
Covenant compliance	As of December 31, 2018, the Partnership was in compliance with all financial covenants prescribed in its debt agreements, including the 2019 Notes and the Term Loan B.
$250 Million Senior Unsecured Notes | Minimum
Debt Instruments
Free cash liquidity requirement	$ 20,000